SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 14 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued. Based on the review, the Company did not identify any material subsequent event except disclosed below that is required disclosure in the CFS.

On July 18, 2025, the Company established a 100% owned subsidiary in Singapore under name of “Netclass International Pte. Ltd.” The subsidiary is engaged in AI application service, AI computing power sales and block chain application service.

On August 1, 2025, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with an accredited investor relating to the issuance and sale of (a) a convertible promissory note (“the Note”) in the principal amount of $2,200,000, at a purchase price of $2,000,000, convertible into Class A ordinary shares, par value $0.00025 per share of the Company; and (b) 1,069,500 Class A Ordinary Shares (the “Pre-Delivery Shares”), at a purchase price of $0.00025 per share (together, the “Offering”). The Note has a conversion price equal to 88% of the lowest daily VWAP (the dollar volume-weighted average price for ordinary shares on the Nasdaq Capital Market) during the ten (10) consecutive trading days immediately preceding the conversion date or other date of determination, but not lower than US$0.7106 per Class A Ordinary Share (the “Floor Price”). On August 4, 2025, the offering was closed.

On August 31, 2025, the Company entered into a securities purchase agreement with an investor relating to the issuance and sale of 1,500,000 Class A ordinary shares, par value $0.00025 per share, of the Company, at $1.60 per share for a total purchase price of $2,400,000. The closing of the transaction contemplated by the Securities Purchase Agreement is expected to take place within sixty (60) days of the date of the Securities Purchase Agreement, subject to the satisfaction or waiver of the closing condition set forth therein.